SUPPLEMENTAL FINANCIAL INFORMATION - OTHER COSTS (Details) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2015	Jun. 30, 2014
Restructuring Charges		$ 1,068	$ 806
Beauty, Hair and Personal Care Segment Member
Restructuring Charges		63	46
Grooming Segment Member
Restructuring Charges		57	20
Health Care Segment Member
Restructuring Charges		32	10
Fabric Care And Home Care Segment Member
Restructuring Charges		197	119
Baby, Feminine and Family Care Segment Member
Restructuring Charges		192	155
Corporate Segment [Member]
Restructuring Charges	[1]	$ 527	$ 456

[1]	Corporate includes costs related to allocated overheads, including charges related to our Sales and Market Operations, Global Business Services and Corporate Functions activities and costs related to discontinued operations from our Pet Care, Batteries and affected beauty businesses.